Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases

Note 21:	Leases

The Company’s subsidiaries, The State Bank and Trust Company and RDSI Banking Systems, have several non-cancellable operating leases for business use that expire over the next ten years.  These leases generally contain renewal options for periods of five years and require the lessee to pay all executory costs such as taxes, maintenance and insurance.  Aggregate rental expense for these leases was $0.46 million and $0.44 million for the years ended December 31, 2012 and 2011, respectively.

Future minimum lease payments under operating leases are:

($ in thousands)
2013	$333
2014	263
2015	95
2016	100
2017	86
Thereafter	77

Total minimum lease payments	$954